Note 38 - Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Zimbabwean operations [member]
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 1,022	$ 898	$ 796